Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and other post-retirement plans
Pension plan contribution	$ 24.6	$ 30.8
Obligations and funded status
Defined accumulated benefit obligation plans	887.5	772.2
Expected rate of return on plan assets	4.56%	3.75%	7.50%
Pension plan assets yielded returns	22.30%	(9.90%)	10.80%
Pension plans assets
Asset allocation	97.00%
Savings plan
401(k) plan description
Under the 401(k) plan, eligible U.S. employees may voluntarily contribute a percentage of their eligible compensation. We match contributions made by employees who meet certain eligibility and service requirements. Our matching contribution is 100% of eligible employee contributions for the first 1% of eligible compensation and 50% of the next 5% of eligible compensation.

Annual eligible compensation percentage	1.50%
Participants are 100% vested in employer match	after 3 years of service.
Other retirement compensation
Other accrued retirement compensation	70.2	53.3
Maximum
Pension plans assets
Expected contribution	35.0
Minimum
Pension plans assets
Expected contribution	30.0
U.S. Pension Plans
Pension and other post-retirement plans
Benefits paid	9.3	20.4
Obligations and funded status
Discount rate	3.63%	4.51%	3.67%
Non-US Pension Plans
Pension and other post-retirement plans
Benefits paid	17.9	18.2
Non-US Pension Plans | Maximum
Obligations and funded status
Discount rate	0.50%	0.50%	0.50%
Expected rate of return on plan assets	6.40%	6.50%	4.60%
Non-US Pension Plans | Minimum
Obligations and funded status
Discount rate	4.25%	5.00%	4.50%
Expected rate of return on plan assets	1.00%	1.00%	1.00%
First 1%
Savings plan
Matching contribution to eligible employee contributions	100.00%
Percent of eligible compensation	1.00%
Next 5%
Savings plan
Matching contribution to eligible employee contributions	50.00%
Percent of eligible compensation	5.00%
Flow 401(K) Plan
Savings plan
Matching contribution to eligible employee contributions	500.00%
Percent of eligible compensation	1.00%
Years of service	3 years
Matching contribution to eligible employee contributions	100.00%
401(k) plan and ESOP combined expenese	$ 21.5	$ 26.8	19.7
An Additional 1% Match on Flow 401(K) Plan
Savings plan
Additional matching contribution to eligible employee contributions	1.00%
An Additional 1% Match on Flow 401(K) Plan | Maximum
Savings plan
Years of service	19 years
An Additional 1% Match on Flow 401(K) Plan | Minimum
Savings plan
Years of service	10 years
An Additional 2% Match on Flow 401(K) Plan
Savings plan
Additional matching contribution to eligible employee contributions	2.00%
An Additional 2% Match on Flow 401(K) Plan | Maximum
Savings plan
Years of service	24 years
An Additional 2% Match on Flow 401(K) Plan | Minimum
Savings plan
Years of service	20 years
An Additional 3% Match on Flow 401(K) Plan
Savings plan
Additional matching contribution to eligible employee contributions	3.00%
An Additional 3% Match on Flow 401(K) Plan | Maximum
Savings plan
Years of service	29 years
An Additional 3% Match on Flow 401(K) Plan | Minimum
Savings plan
Years of service	25 years
An Additional 4% Match on Flow 401(K) Plan
Savings plan
Additional matching contribution to eligible employee contributions	4.00%
An Additional 4% Match on Flow 401(K) Plan | Minimum
Savings plan
Years of service	30 years